Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of property, plant and equipment
	%	Mainly %

Laboratory equipment and Leasehold improvements	10

Computers, office furniture and equipment	6 - 33	33